CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net Income for the Year	$ 1,624,609,562	$ 734,232,809	$ 329,383,717
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Foreign Currency Adjustment	169,535	1,897,035	1,267,159
Income / (Expense) from Financial Instruments at Fair Value through OCI (Item 4.1.2a, IFRS 9)	14,471,807	1,462,341	(7,658,510)
Fair Value through OCI	34,696,839	2,042,346	(7,202,683)
Income tax	(20,225,032)	(580,005)	(455,827)
Other Comprehensive (Expense)	0	0	(122,295)
Other Comprehensive (Expense)	0	0	(151,550)
Income tax	0	0	29,255
Total Other Comprehensive Income / (Expense) that may be Reclassified to Profit or Loss for the Year	14,641,342	3,359,376	(6,513,646)
Total Other Comprehensive Income / (Expense)	14,641,342	3,359,376	(6,513,646)
Total Other Comprehensive Income / (Expense) Attributable to Parent company´s owners	14,642,174	3,359,376	(6,513,646)
Total Other Comprehensive (Expense) Attributable to Non-controlling Interests	(832)	0	0
Total Comprehensive Income	1,639,250,904	737,592,185	322,870,071
Total Comprehensive Income Attributable to Parent company´s owners	1,639,386,979	737,597,663	322,870,010
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	$ (136,075)	$ (5,478)	$ 61